TRADE RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 498	$ 506
Collateral deposits	330	603
Prepaids and other	81	53
Income tax receivables	64	66
Inventory	23	18
Other short-term receivables	103	75
Trade receivables and other current assets	$ 1,099	$ 1,321